Convertible Preferred Stock and Stockholders' Deficit - Warrants Assumptions (Details)	4 Months Ended
Dec. 31, 2025 USD ($) Y $ / shares
Fair Value Measurements
Gain or loss on conversion of SAFE | $	$ 0
Level 3 | Stock price per share
Fair Value Measurements
Warrants and rights measurement input | $ / shares	1.68
Level 3 | Term (years)
Fair Value Measurements
Warrants and rights measurement input | Y	1.5
Level 3 | Volatility
Fair Value Measurements
Warrants and rights measurement input	59
Level 3 | Dividend yield
Fair Value Measurements
Warrants and rights measurement input	0
Level 3 | Risk-free interest rate
Fair Value Measurements
Warrants and rights measurement input	3.5